S000060079 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Columbia Variable Portfolio - Select Large Cap Equity Fund | Columbia Variable Portfolio - Select Large Cap Equity Fund Class 2
Prospectus [Line Items]
Annual Return [Percent]	13.96%	23.82%	27.77%	(19.80%)	29.11%	19.36%	27.62%